Preferred Stock (Details) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred Stock.
Preferred stock, number of shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0